Subordinated Notes And Debentures (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Summary of Subordinated Notes and Debentures

Subordinated Notes and Debentures
(millions of Canadian dollars, except as noted)	As at
Maturity date	Interest rate (%)		Reset spread (%)		Earliest par redemption date	October 31 2021	October 31 2020
May 26, 2025	9.150		n/a		–	$200	$200
September 14, 2028 1	3.589	2	1.060	2	September 14, 2023	1,749	1,743
July 25, 2029 1	3.224	2	1.250	2	July 25, 2024	1,550	1,561
April 22, 2030 1	3.105	2	2.160	2	April 22, 2025	2,952	2,974
March 4, 2031 1	4.859	2	3.490	2	March 4, 2026	1,271	1,279
September 15, 2031 1	3.625	3	2.205	3	September 15, 2026	1,765	1,881
January 26, 2032 1	3.060	2	1.330	2	January 26, 2027	1,743	1,839
Total						$11,230	$11,477

1
The subordinated notes and debentures include non-viability contingent capital (NVCC) provisions and qualify as regulatory capital under OSFI’s Capital Adequacy Requirements (CAR) guideline. Refer to Note 21 for further details.

2
Interest rate is for the period to but excluding the earliest par redemption date, and thereafter, it will be reset at a rate of three-month Bankers’ Acceptance rate (as such term is defined in the applicable offering document) plus the reset spread noted.

3	Interest rate is for the period to but excluding the earliest par redemption date, and thereafter, it will be reset at a rate of 5-year Mid-Swap Rate plus the reset spread noted.